Loans and Borrowings - Summary of Loans and Borrowings - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Loans and borrowings
Interest expense	$ 1,999,889	$ 1,000,000